PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS
PARTY-IN-INTEREST TRANSACTIONS
Participant loans qualify as party-in-interest transactions and amounted to $11,608,303 and $11,477,133 as of December 31, 2025 and 2024, respectively.
The Plan held $17,363,840 and $15,021,403 of the Company’s stock in the ITT Stock Fund as of December 31, 2025 and 2024, respectively. In 2025, the net appreciation in the ITT Stock Fund was $3,107,297 and the Plan received Company stock dividends totaling $143,277. Transactions in the Company's common stock also qualify as party in interest transactions. For the year ended December 31, 2025, the Plan purchased, on behalf of participants, $435,286 and sold $1,204,011 of the Company's common stock.
The Plan holds a money market fund, a collective trust, a separate and various mutual funds (held within and outside of the self-directed brokerage accounts) that are managed by certain affiliates of Empower Annuity Insurance Company, trustee of the Plan.
Certain fees were paid by the Plan directly and indirectly to Empower Retirement for investment management and custodial services. These fees qualify as party-in-interest transactions.